          ----------------------------------------------------------------
                                   MORGAN STANLEY
                                  EMERGING MARKETS
                                     FUND, INC.
          ----------------------------------------------------------------






                                 FIRST QUARTER REPORT
                                    MARCH 31, 1999
                       MORGAN STANLEY DEAN WITTER INVESTMENT
                                  MANAGEMENT INC.
                                 INVESTMENT ADVISER






                                   MORGAN STANLEY
                            EMERGING MARKETS FUND, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DIRECTORS AND OFFICERS

Barton M. Biggs
CHAIRMAN OF THE BOARD
OF DIRECTORS

Michael F. Klein
PRESIDENT AND DIRECTOR

Peter J. Chase
DIRECTOR

John W. Croghan
DIRECTOR

David B. Gill
DIRECTOR

Graham E. Jones
DIRECTOR

John A. Levin
DIRECTOR

William G. Morton, Jr.
DIRECTOR

Stefanie V. Chang
VICE PRESIDENT AND ACTING
SECRETARY

Harold J. Schaaff, Jr.
VICE PRESIDENT

Joseph P. Stadler
VICE PRESIDENT

Joanna M. Haigney
TREASURER

Belinda A. Brady
ASSISTANT TREASURER
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INVESTMENT ADVISER

Morgan Stanley Dean Witter Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------------------------------
ADMINISTRATOR

The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------------------------------
CUSTODIANS

The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
--------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENT

Boston Equiserve
Investor Relations Department
P.O. Box 644
Boston, Massachusetts 02102-0644
(800) 730-6001
--------------------------------------------------------------------------------
LEGAL COUNSEL

Rogers & Wells LLP
200 Park Avenue
New York, New York 10166
--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.msdw.com/institutional/investmentmanagement.

LETTER TO SHAREHOLDERS
---------

For the three months ended March 31, 1999, the Morgan Stanley Emerging Markets Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 12.78% compared with 8.86% for the IFC Global Total Return Composite Index (the "IFC Index") and 12.44% for the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index (the "MSCI Index"). For the period since commencement of operations on November 1, 1991 through March 31, 1999 the Fund's total return, based on net asset value per share, was 88.46% compared with 22.23% for the IFC Index and 47.57% for the MSCI Index. On March 31, 1999, the closing price of the Fund's shares on the New York Stock Exchange was $9 9/16, representing a 17.9% discount to the Fund's net asset value per share.


OVERVIEW

After two consecutive positive quarters in the Emerging Markets Equity asset class, is it still too early to declare the end of the emerging markets bear market? Events in this first quarter suggest that we could be entering a turnaround phase. The major event which took place this first quarter was the devaluation of the Brazilian currency, the real, thus removing the "Sword of Damocles" that had hung over this market for months. The truly amazing feature of the devaluation was not that it occurred, but that the real lost roughly 30% in value and the Brazilian equity market finished the first quarter in positive territory in U.S. dollars. Before delving into the particulars of Brazil, however, we would like to first review the major events which took place in the first quarter in the Emerging Markets:

(1)  Brazil's currency devalued roughly 30% against the dollar.

(2) Turkish authorities captured Kurdish terrorist Abdullah Ocalan, boosting the political fortunes of the existing government and sentiment in that market.

(3) On the back of a Euro-area economic slow down, current account and fiscal deficit deterioration caused currency weakness and significant equity market underperformance in Eastern Europe (Czech Republic, Hungary and Poland), effectively stripping them of their "safe haven" status.

(4) Lack of hyperinflation and the strong oil price recovery propelled Russia to the rank of top performing emerging market in the first quarter.

(5) A market-friendly budget in India boosted sentiment in that market as it posted strong gains for the first quarter.

(6) The strong price of oil, robust U.S. economy, and lack of meltdown in Brazil allowed Mexico to differentiate itself from the rest of Latin America and stage a dramatic recovery from last year's anemic performance.

The devaluation of the real has removed one of the last remaining identifiable risks in the asset class, and the market action in the wake of this devaluation has been quite encouraging. As previously mentioned, despite a 30% decline in the value of the currency vis-a-vis the U.S. dollar (USD), Brazil ended the first quarter in positive territory in USD and was up 36.8% in the month of March. While the devaluation was uncontrolled, the surprise selection of ex-Soros fund manager Arminio Fraga to head Brazil's Central Bank injected a much needed boost of confidence precisely when the currency markets were on the verge of spiraling out of control. Although there were tense moments in the first quarter, and the country is by no means out of the woods, the trends evolving by quarter's end point to a more stable outlook for the country for the balance of the year.

PORTFOLIO REVIEW AND OUTLOOK

Our stock selection and allocation decisions in Brazil had the single largest positive impact on performance. Other contributors to performance included our underweight positions in Colombia (-14.2%) and Venezuela (-13.3%) as well as strong stock selection in Mexico, India, South Korea, and Thailand.

The Latin American region performed well during the first quarter, rising 12.9% in U.S. dollar terms. As mentioned above, over the course of the first quarter, we added to our Brazilian holdings and are now overweight relative to the MSCI Index. Our cautious optimism is based on several points; interest rates are declining, foreign banks are largely rolling over their loans to Brazilian borrowers, the central bank is running a tight monetary policy, and inflation seems under control. Within Brazil, we are focusing on the telecommunications industry which offers strong management, high pent-up demand, and room for cost efficiencies.

Mexico was the best performing Latin market, gaining 28.7% in U.S. dollar terms. Its market has been supported by falling interest rates, attractive corporate earnings, and continued strong U.S. economic growth. Also buoying the market has been Mexico's ability to differentiate itself from other Latin markets, specifically Brazil. Markets within regions are typically highly correlated during times of crisis, but Mexico was able to de-couple from Brazil. As a result of Mexico's positive corporate and macroeconomic fundamentals, investors have deemed it the "safe haven" within the region, further bolstering the market. Given Mexico's favorable macro and micro scenario, we added to our position in the beginning of the first quarter, and later trimmed as the market continued to climb higher. By quarter-end, we were market weight, focusing on consumer-related industries, such as telecommunications, beverages, retail, and health and personal care.

Asia gained 11.1% in U.S. dollar terms led by India, which rose 26.4%. The government's announcement of a better-than-expected budget spurred the Indian market. Our stock holdings fared well, and we trimmed some positions as the market rallied. We are currently at neutral weight as we continue to find many attractive stock opportunities. We are less compelled by the macro story, as there are little signs of any improvement with respect to its economic fundamentals. The Indian portion of the Fund's portfolio is tilted towards technology-based stocks, such as Infosys, a $3 billion market capitalization computer software company.

Taiwan's market rose 11.6% in U.S. dollar terms owing to a financial sector reform package announced by the government. We are impressed with Taiwanese companies as they offer strong management and excellent earnings growth potential. We added to our Taiwanese positions during the first quarter and are now modestly overweight the MSCI Index. As in India, we are focusing on the technology sector. For example, Taiwan Semiconductor is a leader in making integrated circuits for other companies. It is expected to benefit from both a cyclical upturn in semiconductors and a long-term trend towards outsourcing various computer components.

Our favorite Asian market is South Korea, where we are overweight the MSCI Index owing to both strong macro and micro fundamentals. The Korean government has come a long way over the past year to improve its economic condition. During the first quarter, the Korean government focused on improving the non-performing loan situation in its banking sector. Over $50 billion has been budgeted to recapitalize its banks and to purchase non-performing loans. Also beneficial has been the decline in interest rates which has encouraged retail investors and institutions to switch from fixed income to equity investments. We also expect to see a continuation of corporate restructuring. We have significant weightings in Samsung Electronics and also within the telecommunications industry. Samsung Electronics is a leading semiconductor, electronics, and telecommunications equipment manufacturer. The company is positioned to benefit from a cyclical upturn in semiconductor demand as well as its own corporate restructuring.

Emerging Europe and the Middle East gained 14.3% in U.S. dollar terms. Russia and Turkey were the star performers, each gaining more than 50%. We are market weight Russia, as we believe it is unwise to underweight such a volatile, "low valuation" country. Most recently, the market has been driven by positive developments in IMF negotiations and oil price increases.

We added to and are now overweight Turkey as its political, economic, and interest rate scenario begins to improve. The capture of Kurdish leader Abdullah Ocalan could be very positive as it increases the likelihood that a reform-minded coalition will be victorious in the April elections. The World Bank and IMF have indicated they will provide financial support to the Turkish contingent on the implementation of various reforms (banking, social security, and agricultural subsidies). In Turkey, our largest weighting is in the banking industry as we expect interest rates to trend lower.

Hungary (-15.2%) and Poland (+2.3%) were market laggards during the first quarter. We trimmed both markets due to their deteriorating macro environment. Both countries have widening current account deficits, which puts pressure on their currencies and may prevent the central banks from lowering interest rates. We are now at neutral weight in Hungary, but have maintained an overweight position in Poland.

We have also trimmed Greece and are now underweight the market. Having returned more than 80% in 1998 and 9.2% year-to-date, we have looked to Greece as a source of cash. Greece has recently experienced some weakness given its role in the handover of Ocalan to Turkey and the Kosovo crisis. Longer-term, we remain positive on Greece as its market will be bolstered by its future induction into the EMU.

Israel, a market we are overweight, has performed well gaining 16.4% during the first quarter. The market was fuelled by a recent IMF report which forecasted better economic and inflation figures. Israel is another market offering outstanding technology-based companies with solid management and strong earnings growth potential.

South Africa rose 13.1% responding favorably to interest rate cuts. We expect continued market strength on the back of further rate cuts and a benign upcoming election. We added to our South African weighting, though we maintain an underweight position. We have significant exposure to the financial services industry given our interest rate call and to the beverage industry as disposable income is expected to rise. One of our large holdings, South African Breweries, is a world class brewing operation with exposure to several emerging markets. The company has excellent management and is attractively valued relative to its emerging markets and global peers.

On July 30, 1998, the Fund commenced a share repurchase program for purposes of enhancing shareholder value and reducing the discount at which the Fund's shares traded from their net asset value. From that date through March 31, 1999, the Fund repurchased 2,045,600 shares or 8.96% of its Common Stock at an average price per share of $8.30 and an average discount of 18.28% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

Sincerely,


/s/ Michael F. Klein

Michael F. Klein
PRESIDENT AND DIRECTOR

April 1999

THE INFORMATION CONTAINED IN THIS OVERVIEW REGARDING SPECIFIC SECURITIES IS FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL THE SECURITIES MENTIONED.



--------------------------------------------------------------------------------

DAILY NET ASSET AND MARKET VALUES, AS WELL AS MONTHLY PORTFOLIO CHARACTERISTICS, CAN NOW BE ACCESSED AT WWW.MSDW.COM/INSTITUTIONAL/INVESTMENTMANAGEMENT.

Morgan Stanley Emerging Markets Fund, Inc.
Investment Summary as of March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


HISTORICAL
INFORMATION

                                                                        TOTAL RETURN (%)
                              -------------------------------------------------------------------------------------------------
                                  MARKET VALUE (1)       NET ASSET VALUE (2)         IFC INDEX (3)            MSCI INDEX (4)
                              ----------------------   ----------------------   ----------------------   ----------------------
                                             AVERAGE                  AVERAGE                  AVERAGE                  AVERAGE
                              CUMULATIVE     ANNUAL    CUMULATIVE     ANNUAL    CUMULATIVE     ANNUAL    CUMULATIVE     ANNUAL
                              ----------     -------   ----------     -------   ----------     -------   ----------     -------
          Fiscal Year to Date    17.69%         --        12.78%         --         8.86%          --        12.44%         --
          One Year              -23.50      -23.50%      -18.82      -18.82%      -19.99       -19.99%      -20.95      -20.95%
          Five Year              26.25+      -5.91+       15.53+      -3.32+      -24.26+       -5.41+      -23.99+      -5.34+
          Since Inception*       54.69+       6.06+       88.46+       8.92+       22.23+        2.74+       47.57+       5.39+


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION

                                                                   [GRAPH]


                                                                   YEAR ENDED DECEMBER 31,
                                                                                                                      THREE MONTHS
                                                                                                                          ENDED
                                                                                                                        MARCH 31,
                                       1991*      1992      1993      1994       1995      1996       1997     1998        1999
                                       ------    ------   ------     ------    ------     ------    ------    ------   ------------
Net Asset Value Per Share. . . . . .  $14.71     $16.74    $28.20    $20.30     $14.69    $15.69    $15.52    $10.33       $11.65
Market Value Per Share . . . . . . .  $14.25     $18.13    $31.63    $21.50     $15.50    $13.88    $13.06    $ 8.13       $ 9.56
Premium/(Discount) . . . . . . . ..    -3.1%       8.3%     12.2%      5.9%       5.5%    -11.5%    -15.9%    -21.3%       -17.9%
Income Dividends . . . . . . . . . .  $ 0.04      $0.01        --        --         --    $ 0.05    $ 0.01    $ 0.11           --
Capital Gains Distributions. . . . .      --      $0.01    $ 1.49    $ 6.50     $ 1.29    $ 0.98    $ 0.01    $ 2.18           --
Fund Total Return (2). . . . . . . .    4.61%     13.94%    95.22%+   -5.33%    -16.30%+   13.84%    -0.97%   -19.61%       12.78%
IFC Index Total Return (3) . . . . .    5.29%      0.33%    67.50%    -0.53%    -12.32%     7.88%   -14.54%   -21.09%        8.86%
MSCI Index Total Return (4). . . . .    9.58%     11.40%    74.84%    -7.32%     -5.21%     6.03%   -11.59%   -25.34%       12.44%


(1)  Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The IFC Global Total Return Composite Index (the "IFC Index") is an unmanaged index of common stocks of developing countries in Latin America, East and South Asia, Europe, the Middle East and Africa, including dividends.
(4) The Morgan Stanley Capital International Emerging Markets Free Index (the "MSCI Index") is a market capitalization weighted index composed of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa.
*    The Fund commenced operations on November 1, 1991.
+ This return does not include the effect of the rights issued in connection with the Rights Offering.

Morgan Stanley Emerging Markets Fund, Inc.
Portfolio Summary as of March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DIVERSIFICATION OF TOTAL INVESTMENTS

                                       [CHART]

Equity Securities                       (97.7%)
Debt Instruments                         (0.2%)
Short-Term Investments                   (2.1%)

--------------------------------------------------------------------------------
SECTORS

                                       [CHART]

Appliances & Household Durables          (5.7%)
Banking                                  (9.4%)
Beverages & Tobacco                      (8.4%)
Broadcasting & Publishing                (4.2%)
Data Processing & Reproduction           (3.5%)
Electrical & Electronics                 (5.5%)
Electronics Components, Instruments      (8.7%)
Energy Sources                           (3.8%)
Telecommunications -- Integrated        (19.7%)
Utilities -- Electrical & Gas            (4.7%)
Other                                   (26.4%)

--------------------------------------------------------------------------------
COUNTRY WEIGHTINGS

                                       [CHART]

Mexico                                  (13.4%)
Korea                                   (12.9%)
Brazil                                  (12.2%)
Taiwan                                  (11.1%)
India                                    (9.6%)
South Africa                             (8.2%)
Greece                                   (6.0%)
Israel                                   (4.5%)
Turkey                                   (3.8%)
Thailand                                 (2.3%)
Poland                                   (2.2%)
Other                                   (13.8%)

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS


                                                  PERCENT OF
                                                  NET ASSETS
                                                  ----------
     1.   Samsung Electronics Co. (Korea)            5.3%
     2.   Telebras (Brazil)                          4.0
     3.   Hellenic Telecommunications
            Organization (OTE) (Greece)              3.9
     4.   Telmex (Mexico)                            3.5
     5.   Taiwan Semiconductor Co. (Taiwan)          3.3
     6.   Televisa (Mexico)                          3.0
     7.   FEMSA (Mexico)                             2.5
     8.   Korea Telecom Corp. (Korea)                2.1
     9.   South African Breweries plc
            (South Africa)                           2.0
     10.  Hon Hai Precision Industry
            (Taiwan)                                 1.7
                                                    ----
                                                    31.3%
                                                    ----
                                                    ----

FINANCIAL STATEMENTS
---------
STATEMENT OF NET ASSETS (UNAUDITED)
---------
MARCH 31, 1999


                                                                          VALUE
                                                       SHARES              (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.0%)
(Unless otherwise noted)
--------------------------------------------------------------------------------
ARGENTINA (2.0%)
AUTOMOBILES
   CIADEA                                                   1    U.S.$       --@
                                                                 --------------
ENERGY SOURCES
   YPF ADR                                             38,588             1,218
                                                                 --------------
TELECOMMUNICATIONS - INTEGRATED
   Telecom Argentina ADR                              100,159             2,748
   Telefonica Argentina ADR                            31,935               966
                                                                 --------------
                                                                          3,714
                                                                 --------------
                                                                          4,932
                                                                 --------------
--------------------------------------------------------------------------------
BRAZIL (12.2%)
BANKING
   Banco Bradesco (Preferred)                      49,588,000               266
   Banco Nacional (Preferred)                      61,598,720                 2
   Unibanco (Preferred) GDR                           131,943             2,540
                                                                 --------------
                                                                          2,808
                                                                 --------------
BEVERAGES & TOBACCO
   Brahma (Preferred)                               1,557,108               733
                                                                 --------------
ENERGY SOURCES
   Petrobras (Preferred)                           18,804,000             2,610
(a)Petrobras (Preferred) ADR                           12,570               175
                                                                 --------------
                                                                          2,785
                                                                 --------------
FOOD & HOUSEHOLD PRODUCTS
   Pao de Acucar (Preferred)                        6,460,000                95
(a)Pao de Acucar (Preferred) ADR                        8,110               119
                                                                 --------------
                                                                            214
                                                                 --------------
MERCHANDISING
   Lojas Arapua (Preferred)                        30,412,000                --@
(a)Lojas Arapua (Preferred) ADR                        31,540                --@
   Renner (Preferred)                               9,577,000                 7
                                                                 --------------
                                                                              7
                                                                 --------------
METALS--STEEL
   CVRD (Preferred)                                     1,386                21
   CVRD (Preferred) ADR                                44,219               647
   Usiminas (Preferred)                                79,200               135
   Usiminas (Preferred) ADR                            13,735                23
                                                                 --------------
                                                                            826
                                                                 --------------
TELECOMMUNICATIONS--INTEGRATED
   CRT (Preferred) 'A'                              9,817,376             2,977
   Tele Centro-Sul (Preferred)                     89,934,945               839
   Tele Centro-Sul ADR                                  8,727               403
   Tele Norte-Leste (Preferred)                    28,703,945               438
   Tele Norte-Leste (Preferred) ADR                    31,507               484
   Telebras (Preferred)                            47,020,200             3,816
   Telebras (Preferred)                            28,703,945                 5
   Telebras Holders                                    72,419             5,839
   Telesp (Preferred)                              12,742,945               267
                                                                 --------------
                                                                         15,068
                                                                 --------------
TELECOMMUNICATIONS--LONG DISTANCE
   Embratel (Preferred)                            28,703,945               482
   Embratel ADR                                        18,462               308
                                                                 --------------
                                                                            790
                                                                 --------------
TELECOMMUNICATIONS--WIRELESS
   Tele Celular Sul (Preferred)                   111,462,745    U.S.$      224
   Tele Celular Sul ADR                                 5,010                96
   Tele Nordeste Celular (Preferred)               80,405,945                87
   Tele Nordeste Celular ADR                            2,340                52
   Tele Norte Celular (Preferred)                  28,703,945                17
   Tele Sudeste Celular (Preferred)                95,705,945               391
   Tele Sudeste Celular ADR                             1,218                25
   Teleleste Celular (Preferred)                  112,154,945                75
   Telemig Celular (Preferred)                    119,640,945               161
   Telemig Celular ADR                                  2,910                76
   Telerj Celular (Preferred) 'B'                   3,756,000                63
   Telesp Celular (Preferred)                      67,936,945               566
   Telesp Celular (Preferred) 'B'                  24,484,313               914
   Telesp Celular ADR                                   5,386               113
                                                                 --------------
                                                                          2,860
                                                                 --------------
TEXTILES & APPAREL
   Coteminas                                        2,200,500               124
(a)Coteminas ADR                                       23,460                69
                                                                 --------------
                                                                            193
                                                                 --------------

UTILITIES--ELECTRICAL & GAS
   Cemig (Preferred)                               82,145,169             1,837
   Cemig (Preferred) ADR                               46,823             1,042
(a)Cemig (Preferred) ADR                                9,208               205
   Eletrobras                                       2,680,000                52
   Eletrobras (Preferred) 'B'                       6,360,000               133
                                                                 --------------
                                                                          3,269
                                                                 --------------
                                                                         29,553
                                                                 --------------
--------------------------------------------------------------------------------
CHILE (1.1%)
BEVERAGES & TOBACCO
   CCU ADR                                             28,420               620
                                                                 --------------
MERCHANDISING
   Santa Isabel ADR                                    13,022               114
                                                                 --------------
UTILITIES--ELECTRICAL & GAS
   Endesa ADR                                          40,519               569
   Enersis ADR                                         54,335             1,457
                                                                 --------------
                                                                          2,026
                                                                 --------------
                                                                          2,760
                                                                 --------------
--------------------------------------------------------------------------------
CHINA (0.7%)
ENERGY SOURCES
   Yanzhou Coal Mining Co., Ltd. ADR                   67,230               534
   Zhenhai Refining & Chemical Co., Ltd. 'H'        4,172,000               721
                                                                 --------------
                                                                          1,255
                                                                 --------------
FOOD & HOUSEHOLD PRODUCTS
   Want Want Holdings Ltd.                            123,000               124
                                                                 --------------
UTILITIES--ELECTRICAL & GAS
   Huaneng Power International, Inc. ADR               33,350               332
                                                                 --------------
                                                                          1,711
                                                                 --------------
--------------------------------------------------------------------------------


                                                                          VALUE
                                                       SHARES              (000)
--------------------------------------------------------------------------------
COLOMBIA (0.0%)
BANKING
   Bancolombia (Preferred)                              6,249    U.S.$        7
                                                                 --------------
--------------------------------------------------------------------------------
CZECH REPUBLIC (0.7%)
TELECOMMUNICATIONS--INTEGRATED
   SPT Telecom                                         93,152             1,248
   SPT Telecom GDR                                     39,420               508
                                                                 --------------
                                                                          1,756
                                                                 --------------
--------------------------------------------------------------------------------
EGYPT (0.8%)
BEVERAGES & TOBACCO
   Al-Ahram Beverages Co. GDR                          16,852               520
   Eastern Tobacco                                     27,138               769
                                                                 --------------
                                                                          1,289
                                                                 --------------
BUILDING MATERIALS & COMPONENTS
   Industrial & Engineering Enterprises Co.            10,516               138
                                                                 --------------
CHEMICALS
   Paints & Chemical Industries GDR                     1,210                 8
                                                                 --------------
UTILITIES--ELECTRICAL & GAS
   Egypt Gas Co.                                        6,100               404
                                                                 --------------
                                                                          1,839
                                                                 --------------
--------------------------------------------------------------------------------
GREECE (6.0%)
BANKING
   Alpha Credit Bank                                   14,980               998
   Commercial Bank of Greece                            2,362               370
   Ergo Bank                                            2,648               199
   National Bank of Greece                             42,730             2,899
                                                                 --------------
                                                                          4,466
                                                                 --------------
BEVERAGES & TOBACCO
   Hellenic Bottling Co.                               14,690               437
                                                                 --------------
TELECOMMUNICATIONS--INTEGRATED
   Hellenic Telecommunication Organization (OTE)      241,541             5,878
   Hellenic Telecommunication Organization (OTE) ADR  313,469             3,664
                                                                 --------------
                                                                          9,542
                                                                 --------------
                                                                         14,445
                                                                 --------------
--------------------------------------------------------------------------------
HONG KONG (0.1%)
UTILITIES--ELECTRICAL & GAS
   Zhejiang Expressway Co., Ltd. 'H'                1,251,000               213
                                                                 --------------
--------------------------------------------------------------------------------
HUNGARY (1.1%)
BANKING
   OTP Bank Rt.                                        14,728               571
                                                                 --------------
ENERGY SOURCES
   MOL Magyar Olaj-es Gazipari Rt. GDR                 21,970               451
                                                                 --------------
TELECOMMUNICATIONS--INTEGRATED
   Matav Rt.                                           96,178               513
   Matav Rt. ADR                                       44,155             1,181
                                                                 --------------
                                                                          1,694
                                                                 --------------
                                                                          2,716
                                                                 --------------

--------------------------------------------------------------------------------
INDIA (9.4%)
AUTOMOBILES
   Hero Honda Ltd.                                    119,405    U.S.$    2,463
   Tata Engineering & Locomotive Co. Ltd.             206,729               825
                                                                 --------------
                                                                          3,288
                                                                 --------------

BANKING
   State Bank of India Ltd.                             3,750                19
                                                                 --------------
BEVERAGES
   ITC Ltd.                                            57,902             1,314
                                                                 --------------
BROADCASTING & PUBLISHING
   Zee Telefilms Ltd.                                  46,000             1,070
                                                                 --------------
BUILDING MATERIALS & COMPONENTS
   Gujarat Ambuja Cements Ltd.                         57,000               403
                                                                 --------------
BUSINESS & PUBLIC SERVICES
   Aptech Ltd.                                         11,500               256
                                                                 --------------
CHEMICALS
   Reliance Industries Ltd.                             1,349                 4
                                                                 --------------
DATA PROCESSING & REPRODUCTION
   HCL Infosystems Ltd.                                30,000               443
   Infosys Technology Ltd.                             55,800             3,847
   NIIT Ltd.                                           27,000             1,193
   Satyam Computer Services Ltd.                       60,000             2,294
                                                                 --------------
                                                                          7,777
                                                                 --------------
ELECTRICAL & ELECTRONICS
   Bharat Heavy Electricals Ltd.                      416,500             2,332
   Digital Equipment (India) Ltd.                      49,000               449
                                                                 --------------
                                                                          2,781
                                                                 --------------
FINANCIAL SERVICES
   Housing Development Finance Corp., Ltd.             18,111               973
                                                                 --------------
FOOD & HOUSEHOLD PRODUCTS
   Hindustan Lever Ltd.                                 1,500                80
   Hindustan Lever Ltd.                                26,500             1,414
                                                                 --------------
                                                                          1,494
                                                                 --------------
INDUSTRIAL COMPONENTS
   Apollo Tyres Ltd.                                    8,450                10
   MRF Ltd.                                            10,000               457
                                                                 --------------
                                                                            467
                                                                 --------------
MACHINERY & ENGINEERING
   Larsen & Toubro Ltd.                                   630                 4
                                                                 --------------
MULTI-INDUSTRY
(b)Morgan Stanley Growth Fund                       6,881,800             1,176
                                                                 --------------
TELECOMMUNICATIONS--INTEGRATED
   Mahanagar Telephone Nigam Ltd.                     105,000               437
                                                                 --------------
TRANSPORTATION--ROAD & RAIL
   Container Corp. of India Ltd.                      279,600             1,159
                                                                 --------------
                                                                         22,622
                                                                 --------------
--------------------------------------------------------------------------------
INDONESIA (1.3%)
BEVERAGES & TOBACCO
   Gudang Garam                                     1,375,460             1,833
                                                                 --------------
BUILDING MATERIALS & COMPONENTS
   Semen Gresik                                       267,200               304
                                                                 --------------
FOREST PRODUCTS & PAPER
   Indah Kait Pulp & Paper                          3,629,805             1,028
                                                                 --------------
                                                                          3,165
                                                                 --------------
--------------------------------------------------------------------------------



                                                                          VALUE
                                                       SHARES              (000)
--------------------------------------------------------------------------------
ISRAEL (4.5%)
BANKING
   Bank Hapoalim Ltd.                                 220,200    U.S.$      517
   Bank Leumi Le-Israel                               313,800               557
                                                                 --------------
                                                                          1,074
                                                                 --------------
ELECTRICAL & ELECTRONICS
   Comverse Technology, Inc.                           12,860             1,093
   ECI Telecommunications Ltd.                         53,600             1,876
   Elbit Systems Ltd.                                       1                --@
   Gilat Satellite Networks Ltd.                       22,690             1,362
   Nice Systems Ltd.                                    4,294               127
   Nice Systems Ltd. ADR                               24,792               731
   Orckit Communications Ltd.                           7,480               156
                                                                 --------------
                                                                          5,345
                                                                 --------------
ELECTRONIC COMPONENTS, INSTRUMENTS
   Orbotech Ltd.                                       24,285             1,193
                                                                 --------------
ENERGY SOURCES
   Dor Energy 1988 Ltd. GDR                            42,500               140
                                                                 --------------
HEALTH & PERSONAL CARE
   Teva Pharmaceutical Industries Ltd. ADR             17,260               819
                                                                 --------------
MULTI-INDUSTRY
   Koor Industries Ltd.                                21,175             2,246
   Koor Industries Ltd. ADR                             2,190                46
                                                                 --------------
                                                                          2,292
                                                                 --------------
                                                                         10,863
                                                                 --------------
--------------------------------------------------------------------------------
KOREA (12.9%)
APPLIANCES & HOUSEHOLD DURABLES
   Samsung Electronics Co.                            162,381            12,572
   Samsung Electronics Co. GDR - New                    3,550               138
                                                                 --------------
                                                                         12,710
                                                                 --------------
BANKING
   Housing & Commercial Bank                          112,870             2,254
                                                                 --------------
ELECTRONIC COMPONENTS, INSTRUMENTS
   S1 Corp.                                               274                52
   Samsung Electro-Mechanics Co.                       55,310             1,267
                                                                 --------------
                                                                          1,319
                                                                 --------------
METALS--STEEL
   Pohang Iron & Steel Co., Ltd.                       40,750             2,567
                                                                 --------------
MISC. MATERIALS & COMMODITIES
   Hankuk Glass Industry Co., Ltd.                     30,240               592
                                                                 --------------
TELECOMMUNICATIONS--INTEGRATED
   Korea Telecom Corp.                                129,100             5,099
                                                                 --------------
TELECOMMUNICATIONS--WIRELESS
   SK Telecom Co., Ltd.                                 3,184             2,867
                                                                 --------------
UTILITIES--ELECTRICAL & GAS
   Korea Electric Power Corp.                          39,450               952
   Korea Electric Power Corp. ADR                     227,030             2,880
                                                                 --------------
                                                                          3,832
                                                                 --------------
                                                                         31,240
--------------------------------------------------------------------------------
MALAYSIA (0.8%)
BEVERAGES & TOBACCO
   Rothmans of Pall Mall Bhd                          138,200    U.S.$      818
                                                                 --------------
FOOD & HOUSEHOLD PRODUCTS
   Nestle Bhd                                         109,000               382
                                                                 --------------
MISC. MATERIALS & COMMODITIES
   Kuala Lumpur Kepong Bhd                             21,000                26
                                                                 --------------
TELECOMMUNICATIONS--INTEGRATED
   Telekom Malaysia Bhd                               346,000               697
                                                                 --------------
                                                                          1,923
                                                                 --------------
--------------------------------------------------------------------------------
MEXICO (13.4%)
BANKING
   Banacci 'B'                                        601,678             1,303
   Banacci 'L'                                         45,447                91
   Bancomer 'B'                                       406,959               139
(a)Bancomer 'B' ADR                                    64,825               446
                                                                 --------------
                                                                          1,979
                                                                 --------------

BEVERAGES & TOBACCO
   FEMSA                                            1,127,717             3,449
   FEMSA ADR                                           80,798             2,500
                                                                 --------------
                                                                          5,949
                                                                 --------------

BROADCASTING & PUBLISHING
   Televisa CPO GDR                                   230,817             7,242
                                                                 --------------
BUILDING MATERIALS & COMPONENTS
   Cemex 'B'                                           77,258               325
   Cemex 'B' ADR                                      117,149               981
   Cemex CPO                                          310,357             1,267
   Cemex CPO ADR                                      171,119             1,390
                                                                 --------------
                                                                          3,963
                                                                 --------------
HEALTH & PERSONAL CARE
   Kimberly 'A'                                       517,036             1,948
                                                                 --------------
MERCHANDISING
   Cifra 'C'                                          327,398               506
   Cifra 'V'                                          422,305               663
   Cifra 'V' ADR                                       46,036               712
                                                                 --------------
                                                                          1,881
                                                                 --------------
MULTI-INDUSTRY
   ALFA 'A'                                            98,195               298
   Grupo Carso 'A1'                                   175,665               722
                                                                 --------------
                                                                          1,020
                                                                 --------------
TELECOMMUNICATIONS--INTEGRATED
   Telmex 'L' ADR                                     129,964             8,513
                                                                 --------------
                                                                         32,495
                                                                 --------------
--------------------------------------------------------------------------------
PAKISTAN (1.1%)
CHEMICALS
   Fauji Fertilizer Co., Ltd.                       1,218,800             1,304
                                                                 --------------
ENERGY SOURCES
   Pakistan State Oil Co., Ltd.                       200,301               326
                                                                 --------------
TELECOMMUNICATIONS--INTEGRATED
   Pakistan Telecommunications Co., Ltd.            2,373,400               850
                                                                 --------------
UTILITIES--ELECTRICAL & GAS
   Sui Northern Gas Co.                               886,995               167
                                                                 --------------
                                                                          2,647
                                                                 --------------
--------------------------------------------------------------------------------



                                                                          VALUE
                                                       SHARES              (000)
--------------------------------------------------------------------------------
PHILIPPINES (1.1%)
BEVERAGES & TOBACCO
   San Miguel Corp. 'B'                               601,760    U.S.$    1,002
                                                                 --------------
REAL ESTATE
   SM Prime Holdings, Inc. 'B'                      3,862,580               797
                                                                 --------------
UTILITIES--ELECTRICAL & GAS
   Manila Electric Co. 'B'                            222,040               733
                                                                 --------------
                                                                          2,532
                                                                 --------------
--------------------------------------------------------------------------------
POLAND (2.2%)
BANKING
   Bank Slaski                                             72                 3
   Pekao Bank                                          11,234               117
   Powszechny Bank Kredytowy                            6,975               119
   Wielkopolski Bank Kredytowy                         19,705               108
                                                                 --------------
                                                                            347
                                                                 --------------
CHEMICALS
   Eastbridge                                          33,600             2,259
                                                                 --------------
DATA PROCESSING & REPRODUCTION
   Prokom GDR                                          21,845               370
                                                                 --------------
FOOD & HOUSEHOLD PRODUCTS
   Agros Holdings 'C'                                   1,182                 8
                                                                 --------------
TELECOMMUNICATIONS
   Telekomunikacja Polska GDR                         301,980             1,638
                                                                 --------------
WHOLESALE & INTERNATIONAL TRADE
   Elektrim                                            65,400               696
                                                                 --------------
                                                                          5,318
                                                                 --------------
--------------------------------------------------------------------------------
RUSSIA (2.1%)
BROADCASTING & PUBLISHING
   Storyfirst Communications, Inc. 'C' (Preferred)        270                65
   Storyfirst Communications, Inc. 'D' (Preferred)        720               174
   Storyfirst Communications, Inc. 'E' (Preferred)        780               188
   StoryFirst Communications, Inc. 'F' (Preferred)        139                67
                                                                 --------------
                                                                            494
                                                                 --------------
ENERGY SOURCES
   Lukoil Holdings ADR                                 53,222             1,537
   Surgutneftegaz ADR                                 224,307             1,430
   Tatneft ADR                                         21,800                60
                                                                 --------------
                                                                          3,027
                                                                 --------------
FOREST PRODUCTS & PAPER
   Alliance Cellulose Ltd. 'B'                        156,075               240
                                                                 --------------
TELECOMMUNICATIONS
   Rostelecom ADR                                      34,500               162
                                                                 --------------
TELECOMMUNICATIONS--INTEGRATED
   Russian Telecom Development Corp.                  176,000               407
                                                                 --------------
TELECOMMUNICATIONS--WIRELESS
   Vimpel-Communications ADR                           21,790               338
                                                                 --------------
UTILITIES--ELECTRICAL & GAS
   Unified Energy Systems ADR                          11,000                54
   Unified Energy Systems GDR                          74,930    U.S.$      370
                                                                 --------------
                                                                            424
                                                                 --------------
                                                                          5,092
                                                                 --------------
--------------------------------------------------------------------------------
SOUTH AFRICA (8.2%)
BANKING
   Nedcor Ltd.                                         77,510             1,730
                                                                 --------------
BEVERAGES & TOBACCO
   Rembrandt Group Ltd.                               173,185             1,245
   South African Breweries plc                        455,610             4,008
   South African Breweries plc                         93,940               815
                                                                 --------------
                                                                          6,068
                                                                 --------------
BROADCASTING & PUBLISHING
   Primedia Ltd.                                       87,790               171
                                                                 --------------
BUSINESS & PUBLIC SERVICES
   Educor                                             377,134               459
                                                                 --------------
ELECTRICAL & ELECTRONICS
   Comparex Holdings Ltd.                              63,710               497
   Dimensions Data Holdings Ltd.                       11,330                50
                                                                 --------------
                                                                            547
                                                                 --------------
FINANCIAL SERVICES
   ABSA Group Ltd.                                    287,520             1,376
   B.O.E. Corp. Ltd. 'N'                            2,169,876             1,584
   BOE Ltd.                                           269,856               240
                                                                 --------------
                                                                          3,200
                                                                 --------------
INSURANCE
   FirstRand Ltd.                                   1,666,760             1,598
   Liberty Life Association of Africa Ltd.             60,648               751
   New Africa Investments Ltd. (Preferred) 'N'        985,810               568
                                                                 --------------
                                                                          2,917
                                                                 --------------
MERCHANDISING
   Ellerine Holdings Ltd.                             239,880               951
                                                                 --------------
MISCELLANEOUS MATERIALS & COMMODITIES
   De Beers                                            24,730               477
   De Beers ADR                                        13,200               250
                                                                 --------------
                                                                            727
                                                                 --------------
MULTI-INDUSTRY
   Anglo American Corp. of South Africa                28,090               975
   Bidvest Group Ltd.                                 246,843             2,022
(b)Morgan Stanley Africa Investment Fund, Inc.          9,670                91
                                                                 --------------
                                                                          3,088
                                                                 --------------
                                                                         19,858
                                                                 --------------
--------------------------------------------------------------------------------
TAIWAN (11.1%)
BANKING
   Bank Sinopac                                       693,000               380
   First Commercial Bank                              443,000               728
   Hua Nan Commercial Bank                            493,000               848
   International Commercial Bank of China             223,000               260

--------------------------------------------------------------------------------



                                                                          VALUE
                                                       SHARES              (000)
--------------------------------------------------------------------------------
TAIWAN (CONTINUED)
BANKING (CONTINUED)
   Taishin International Bank                         402,000    U.S.$      227
                                                                 --------------
                                                                          2,443
                                                                 --------------
CHEMICALS
   Formosa Plastics Corp.                             273,000               449
   Nan Ya Plastic Corp.                               319,000               468
                                                                 --------------
                                                                            917
                                                                 --------------
DATA PROCESSING & REPRODUCTION
   Quanta Computer Inc.                                23,000               389
                                                                 --------------
ELECTRICAL & ELECTRONICS
   Advanced Semiconductor Engineering, Inc.           451,000             1,061
   Siliconware Precision Industries Co.               687,800             1,401
   Winbond Electronics Corp.                          181,000               214
   Winbond Electronics Corp. GDR                       12,440               146
                                                                 --------------
                                                                          2,822
                                                                 --------------
ELECTRONIC COMPONENTS, INSTRUMENTS
   Acer,  Inc.                                        342,000               455
   Asustek Computer, Inc.                             413,978             3,497
   Compal Electronics, Inc.                           207,423               544
   Compeq Manufacturing Co., Ltd.                      44,000               210
   Hon Hai Precision Industry                         777,800             4,154
   Taiwan Semiconductor Co.                         1,405,000             4,409
   Taiwan Semiconductor Manufacturing Co., Ltd. ADR   149,819             3,539
   United Micro Electronics Corp. Ltd.                951,000             1,650
                                                                 --------------
                                                                         18,458
                                                                 --------------
MERCHANDISING
   President Chain Store Corp.                        158,274               489
                                                                 --------------
TEXTILES & APPAREL
   Far East Textile Ltd.                            1,395,000             1,372
                                                                 --------------
                                                                         26,890
                                                                 --------------
--------------------------------------------------------------------------------
THAILAND (2.3%)
BROADCASTING & PUBLISHING
   BEC World Public Co., Ltd. (Foreign)               178,400               865
                                                                 --------------
BUILDING MATERIALS & COMPONENTS
   Siam City Cement Public Co., Ltd. (Foreign)        210,500               712
                                                                 --------------
ELECTRICAL & ELECTRONICS
   Delta Electronics Public Co., Ltd. (Foreign)       166,800               733
   Shinawatra Computer Public Co., Ltd. (Foreign)     447,800             1,168
                                                                 --------------
                                                                          1,901
                                                                 --------------
TELECOMMUNICATIONS--WIRELESS
   Advanced Info. Services Public Co., Ltd. (Foreign) 287,300             2,081
                                                                 --------------
                                                                          5,559
                                                                 --------------
--------------------------------------------------------------------------------
TURKEY (3.8%)
APPLIANCES & HOUSEHOLD DURABLES
   Vestel Elektronik Sanayi Ve Ticaret AS          12,522,292    U.S.$    1,192
                                                                 --------------
BANKING
(a)Akbank TAS                                          13,960                90
   Akbank TAS                                      31,804,700             1,023
   Turkiye Garanti Bankasi                          4,047,000               168
   Turkiye Is Bankasi                              23,412,000             1,020
   Yapi Ve Kredi Bankasi                          144,714,355             2,676
                                                                 --------------
                                                                          4,977
                                                                 --------------
BEVERAGES & TOBACCO
   Efes Sinai Yatirim                              30,236,087               421
   Ege Biracilik Ve Malt Sanayii                    8,817,000               922
   Erciyas Biracilik                                4,524,000               113
                                                                 --------------
                                                                          1,456
                                                                 --------------
BUSINESS & PUBLIC SERVICES
   Dogan Holding                                   43,373,000               389
                                                                 --------------
MERCHANDISING
   Migros Turk TAS                                    322,000               423
                                                                 --------------
MULTI-INDUSTRY
   Koc Holding                                      2,454,000               306
                                                                 --------------
WHOLESALE & INTERNATIONAL TRADE
   Tupras-Turkiye Petrol Rafinerileri AS            6,455,000               459
                                                                 --------------
                                                                          9,202
                                                                 --------------
--------------------------------------------------------------------------------
ZIMBABWE (0.1%)
MERCHANDISING
   Meikles Africa Ltd.                                186,470               149
                                                                 --------------
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (Cost U.S.$244,172)                                                  239,487
                                                                 --------------
--------------------------------------------------------------------------------


                                                       NO. OF
                                                     WARRANTS
--------------------------------------------------------------------------------
WARRANTS (0.0%)

--------------------------------------------------------------------------------
THAILAND (0.0%)
   Siam Commercial Bank Co. Ltd.
     (Foreign), expiring 12/31/02
     (Cost U.S.$--)                                   280,333                --@
                                                                 --------------
--------------------------------------------------------------------------------


                                                       NO. OF
                                                        UNITS
--------------------------------------------------------------------------------
UNITS (0.1%)

--------------------------------------------------------------------------------
RUSSIA (0.1%)
   Storyfirst Communications, Inc.,
     First Section, Tranche I
     (Convertible)                                        604               146
   Storyfirst Communications, Inc.,
     First Section, Tranche II
     (Convertible)                                         35                 8
--------------------------------------------------------------------------------


                                                        NO OF             VALUE
                                                        UNITS              (000)
--------------------------------------------------------------------------------
UNITS (CONTINUED)
   Storyfirst Communications, Inc.,
     Second Section, Tranche II
     (Convertible)                                        152    U.S.$       37
   Storyfirst Communications, Inc.,
     Tranche IV (Convertible)                             207                50
                                                                 --------------
                                                                            241
-------------------------------------------------------------------------------
TOTAL UNITS
   (Cost U.S.$1,192)                                                        241
                                                                 --------------
-------------------------------------------------------------------------------
                                                         FACE
                                                       AMOUNT
                                                         (000)
--------------------------------------------------------------------------------
DEBT INSTRUMENTS (0.2%)

--------------------------------------------------------------------------------
INDIA (0.2%)
METALS--STEEL
   Shri Ishar Alloy Steels Ltd.
      15.00%, 4/21/01                     INR             581               101
                                                                 --------------
MULTI-INDUSTRY
(c)DCM Shriram Industries Ltd.
      16.50%, 2/21/02                                     335               184
   DCM Shriram Industries Ltd.
      (Convertible) 7.50%, 2/21/02                        330               136
                                                                 --------------
                                                                            320
                                                                 --------------
-------------------------------------------------------------------------------
TOTAL DEBT INSTRUMENTS
   (Cost U.S.$1,495)                                                        421
                                                                 --------------
-------------------------------------------------------------------------------
FOREIGN CURRENCY ON DEPOSIT WITH CUSTODIAN (2.1%)
   Brazil Real                            BRL             133                78
   Egyptian Pound                         EGP             222                65
   Hungarian Forint                       HUF              72                --@
   Indian Rupee                           INR             166                 4
   Malaysian Ringgit                      MYR          13,747             3,618
   Mexican Peso                           MXP           2,245               236
   Pakistani Rupee                        PKR          16,474               317
   Philippine Peso                        PHP           5,735               148
   Polish Zloty                           PLZ             371                93
   South African Rand                     ZAR           1,561               253
   South Korean Won                       KRW         250,801               204
   Taiwan Dollar                          TWD           3,419               103
   Zimbabwe Dollar                        ZWD             652                17
                                                                 --------------
   (Cost U.S.$4,682)                                                      5,136
                                                                 --------------
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (101.4%)
   (Cost U.S.$251,541)                                                  245,285
                                                                 --------------
-------------------------------------------------------------------------------
                                                       AMOUNT            AMOUNT
                                                         (000)             (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-1.4%)
   Other Assets                                 U.S.$  13,324
   Liabilities                                        (16,635)   U.S.$   (3,311)
                                                --------------------------------
--------------------------------------------------------------------------------
NET ASSETS (100%)
   Applicable to 20,778,744 issued and
    outstanding U.S.$0.01 par value shares
    (100,000,000 shares authorized)                              U.S.$  241,974
                                                                 --------------
-------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                        U.S.$    11.65
                                                                 --------------
-------------------------------------------------------------------------------

(a) - 144A Security - certain conditions for public sale may exist.
(b) - The Fund is advised by an affiliate.
(c) - Variable/floating rate security--rate disclosed is as of March 31, 1999.
  @ - Amount is less than U.S.$500.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
GDS - Global Depositary Shares
NOTE: Prior governmental approval for foreign investments may be required under certain circumstances in some emerging markets, and foreign ownership limitations may also be imposed by the charters of individual companies in emerging markets. As a result, an additional class of shares designated as "foreign" may be created, and offered for investment. The "local" and "foreign" shares' market values may vary.



                                          12